COMPULSORY LOANS - Classification of compulsory loans (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPULSORY LOANS
Current	R$ 57,201	R$ 15,156	R$ 15,659
Non-current	989,908	470,600	477,459
TOTAL	R$ 1,047,109	R$ 485,756	R$ 493,118	R$ 501,134